Pension plan and other post-employment benefits (Details 6)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Nominal discount rate for the actuarial obligation:	PBS South: 10.05% / 7.29%; PBS Nordeste: 10.92% / 7.17%; CA: 11.00% / 7.25%; PBS-A: 11.29% / 7.53%; AES: 10.88% / 7.13%; PAMEC: 11.17% / 7.41%; FIBER: 11.85% / 7.10%
Salary growth rate - nominal:	PBS Nordeste: 3.50% / 0.00% PBS Sul, CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%; PBS-A: AT-2000, segregated by gender; AES: Male AT-2000, attenuated by 10%
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/(length of service + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: Not applicable
Estimated long-term inflation rate	3.50% p.a.
Determination method	Projected Unit Credit Method